Commitments and contingencies (Tables)	9 Months Ended
Sep. 30, 2021
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Schedule of Future Minimum Rental Payments for Operating Leases

Years Ending December 31,
2021	$512
2022	2,072
2023	2,125
2024	1,077
Total minimum lease payments	$5,786
Less: Imputed interest	(815)
Total operating lease liabilities	$4,971